COMMITMENTS - Tangible and Intangible Asset Commitments (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 166	€ 65
Property, plant and equipment
Disclosure of capital expenditures commitments [line items]
Total tangible and intangible asset commitments	€ 166	€ 65